Details of Cash From Operating Activities - Details of Items Not Involving Current Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Depreciation	$ 1,436	$ 1,373
Amortization of acquired intangible assets	88	46
Amortization of other assets and intangible assets included in cost of goods sold	224	169
Deferred revenue amortization	(159)	(201)
Other non-cash charges	41	21
Deferred tax recovery	(261)	(202)
Equity income less than (in excess of) dividends received	37	(24)
Non-cash portion of Other expense, net [note 4]	236	594
Items not involving current cash flows	$ 1,642	$ 1,776